Summary of Significant Accounting Policies - Schedule of Accounts Receivable, Allowance for Credit Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 52,531	$ 199,936	$ 199,936
Additions charged to expense	134,306	$ 113,727	202,761	$ 3,028,757
Accounts written-off			(202,761)	(3,028,757)
Ending balance			52,531	$ 199,936
Accounting Standards Update 2016-13
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	52,531
Additions charged to expense	153,243
Accounts written-off	18,937
Ending balance	$ 186,837		$ 52,531